Share-based compensation - Schedule of fair values of options granted using the Black-Scholes option pricing model (Details) - $ / shares	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Bottom of range
Share-based compensation - Schedule of fair values of options granted using the Black-Scholes option pricing model (Details) [Line Items]
Grant date share price (in Dollars per share)	$ 6.64	$ 72.15
Exercise price (in Dollars per share)	$ 6.6	$ 97.5
Expected dividend yield
Risk free interest rate	2.60%	3.98%
Expected life	2 years	2 years
Expected volatility	132.00%	66.00%
Top of range
Share-based compensation - Schedule of fair values of options granted using the Black-Scholes option pricing model (Details) [Line Items]
Grant date share price (in Dollars per share)	$ 9.92	$ 78
Exercise price (in Dollars per share)	$ 9.9	$ 97.5
Expected dividend yield
Risk free interest rate	2.61%	4.20%
Expected life	2 years	2 years
Expected volatility	136.00%	66.00%